BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

10. BORROWINGS

	At December 31, 2011	At December 31, 2012
	$	$
Bank borrowings	831,936,089	1,073,489,705

Analysis as:
Short-term	629,688,722	800,808,595
Long-term, current portion	113,998,340	17,481,257

Subtotal for short-term	743,687,062	818,289,852
Long-term, non-current portion	88,249,027	214,562,973
Borrowings from non-banking financial institutions	—	40,636,880

Analysis as:
Short-term	—	40,636,880

Total	831,936,089	1,073,489,705

        As of December 31, 2012, the Company had contractual bank credit facilities of $1,388,843,703, of which $214,562,973 has been drawn down with the due dates beyond December 31, 2013 and $706,602,827 has been drawn down with the due dates before December 31, 2013; and $467,677,902 was available for draw down upon demand. In addition, as of December 31, 2012, the Company also had non-binding bank credit facilities of $189,324,636, of which $134,720,502 has been drawn down with the due dates before December 31, 2013 and $54,604,134 was subject to banks' discretion upon request for additional drawn down.

        As of December 31, 2012, short-term borrowings of $324,748,289 and long-term borrowings of $71,593,182 were secured by property, plant and equipment with carrying amounts of $43,279,771, inventory of $31,819,267 and a prepaid land use right of $7,864,132.

a)
Short-term

        The Company's short-term borrowings consisted of the following:

	At December 31, 2011	At December 31, 2012
	$	$
Bank borrowings
Short-term borrowings secured by restricted cash	74,873,390	175,289,355
Short-term borrowings secured by inventory	15,767,880	79,548,166
Short-term borrowings guaranteed by Dr. Shawn Qu	33,328,470	66,349,563
Short-term borrowings secured by land use right and property, plant and equipment	39,295,970	231,676,935
Bank notes	—	21,825,595
Unsecured short-term borrowings	466,423,012	226,118,981
Long-term Loans due within one year
Secured by property, plant and equipment	15,870,700	13,523,188
Secured by inventory	15,600,000	—
Unsecured	82,527,640	3,958,069

Subtotal	743,687,062	818,289,852
Borrowings from non-banking financial institutions
Short-term borrowings secured by related parties	—	4,781,410
Bank notes	—	35,855,470

Subtotal	—	40,636,880

Total	743,687,062	858,926,732

        The average interest rate on short-term borrowings was 5.16% and 4.60% per annum for the years ended December 31, 2011 and 2012, respectively. The borrowings are repayable within one year.

b)
Long-term

        The Company's long-term bank borrowings consisted of the following:

	At December 31, 2011	At December 31, 2012
	$	$
Unsecured	4,761,210	142,969,791
Long-term borrowings secured by land use right and property, plant and equipment	83,487,817	71,593,182

Total	88,249,027	214,562,973

        The average interest rate on long-term borrowings was 6.70% and 6.68% per annum for the years ended December 31, 2011 and 2012, respectively.

        Future principal repayment on the long-term bank loans are as follows:

2013	17,481,257
2014	75,732,288
2015	33,232,774
2016 and after	105,597,911

Total	232,044,230
Less: future principal repayment related to long-term loan, current portion	(17,481,257)

Total long-term portion	$214,562,973

        On June 25, 2009, CSI Solar Power Inc. entered into several loan agreements with a local Chinese commercial bank for the construction of solar wafer production lines. The total credit facility under those agreements is $14,318,677, which requires repayment of $4,772,880, $4,772,880, $3,181,927 and $1,590,960 in 2011, 2012, 2013 and 2014, respectively. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2012 was $4,772,887 and was guaranteed by CSI Cells Co., Ltd. The borrowing bears a floating base interest rate published by People's Bank of China for borrowings with the same maturities and does not contain any financial covenants or restrictions. On January 20, 2010, CSI Solar Power Inc. was merged into Canadian Solar Manufacturing (Changshu) Inc., and the loan was transferred to Canadian Solar Manufacturing (Changshu) Inc.

        On May 31, 2010, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks for the expansion of solar cell production capacity. The total credit facility under this agreement is $141,261,201, or an equivalent RMB amounts, with two tranches. The first tranche has a credit limit of $69,333,970, which requires repayment within one year. The second tranche has a credit limit of $71,927,231. As of December 31, 2012, CSI Cells Co., Ltd. has drawn $34,667,091, from the first tranche in RMB, and $70,169,290 from the second tranche in RMB. Both tranches bear the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings. Interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement were $104, 836,381 at December 31, 2012, which requires repayment of $34,667,091, $53,233,522, and $16,935,768 in 2013, 2014 and 2015 respectively. The borrowing under the agreement is guaranteed by CSI Cells Co., Ltd, Canadian Solar Manufacturing (Luoyang) Inc., and Canadian Solar Manufacturing (Changshu) Inc. The agreement does not contain any financial covenants or restrictions.

        On November 11, 2010, Canadian Solar Manufacturing (Changshu) Inc. entered into a loan agreement with a local Chinese commercial bank for the expansion of solar module production lines. The total credit facility under this agreement is $47,728,900, which requires repayments of $15,909,603, $15,909,603 and $15,909,604 in 2012, 2013 and 2014, respectively. The outstanding balance as of December 31, 2012 was $13,523,188, which was secured by the land use right and buildings of Canadian Solar Manufacturing (Changshu) Inc. and guaranteed by CSI Cells Co., Ltd. and Canadian Solar Manufacturing (Luoyang) Inc. Interest is due quarterly in arrears. The borrowing bears a floating rate equal to 95% of the base interest rate published by People's Bank of China and does not contain any financial covenants or restrictions.

        On October 29, 2011, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks. The total credit facility under this agreement is $130,458,720, or an equivalent RMB amount, with two tranches. The first tranche has a credit limit of $27,046,320, which requires repayment within one year and for working capital purpose. The second tranche has a credit limit of $103,412,400 for the expansion of solar cell production capacity of CSI Cell Co., Ltd. As of December 31, 2012, CSI Cells Co., Ltd. has drawn $13,523,188, from the first tranche in RMB, and $71,593,182 from the second tranche in RMB. Both tranches bear the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings. Interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement were $85,116,370 at December 31, 2012, which requires repayment of $13,523,188, $6,118,823, $6,118,823, $15,359,128 and $43,996,408 in 2013, 2014, 2015, 2016 and 2017 respectively. The borrowing under the agreement is secured by the land use right and buildings of CSI Cells Co., Ltd and are guaranteed by CSI Solar Power (China) Inc., Canadian Solar Manufacturing (Luoyang) Inc. and Canadian Solar Manufacturing (Changshu) Inc. The borrowing contains financial covenants which require that the ratio of liabilities to assets of CSI Cells Co, Ltd, shall not exceed 80%, the ratio of liabilities to assets of Canadian Solar Manufacturing (Changshu) Inc. and the Company shall not exceed 90%. As at December 31, 2012, the Company met all the requirements of the financial covenants.

        On June 26, 2012, Canadian Solar Japan K.K. entered into a loan agreement with a Japanese bank for working capital. The total credit facility under the agreement is $1,921,478, which has a maturity of 36 months, which requires the repayment of $776,142, $776,142 $369,194 in 2013, 2014 and 2015 respectively. The borrowing bears a fixed rate of 0.9% and does not contain any financial covenants or restrictions.

        On August 13, 2012, CSI entered into a loan agreement with a local Chinese bank for the acquisition of projects 16. The total credit facility under the agreement is $93,298,555, or an equivalent CAD amount, which has a maturity of 60 months. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2012 was $70,064,205, which requires repayment of $14,012,841, $9,808,989, $ 21,019,262 and $ 25,223,113 in 2014, 2015, 2016 and 2017 respectively. The loan was guaranteed by CSI Solar Project 16 Inc., CSI Solar Power (China) Inc. and Canadian Solar Solutions Inc. The borrowing bears a floating interest rate equal to LIBOR+4.9%. The borrowing contains financial covenants which require that for any period ended Jun 30 and December 31 of each year, the ratio of liabilities to assets of the Company shall be no higher than 88%. As at December 31, 2012, the Company met the requirements of the financial covenants.

c)
Interest expense

        The Company capitalized interest costs incurred into the Company's property, plant and equipment or the Company's project assets as follows during the years ended December 31, 2010, 2011 and 2012:

	Years Ended December 31
	2010	2011	2012
	$	$	$
Interest capitalized—project assets	—	—	4,631,569
Interest capitalized—property, plant and equipment	1,686,262	4,099,815	670,374
Interest expense	22,164,363	43,843,586	53,304,640

Total interest incurred	23,850,625	47,943,401	58,606,583